Note 20 - Dividends and Distributions	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of dividends [text block]
20.	DIVIDENDS AND DISTRIBUTIONS

For the
three
months ended
September 30, 2019,
dividends of
$nil
(
September 30, 2018 -
$0.125
) per common share were declared by Just Energy. These dividends amounted to
$nil
(
September 30, 2018 -
$18,657
) and were approved by the Board of Directors and were paid out during the period. In the second
quarter of fiscal
2020,
the Company made the decision to suspend its dividend on common shares. For the six
months ended
September 30, 2019,
dividends of
$0.125
(
September 30, 2018 -
$0.25
) per common share were declared and paid by Just Energy. The amounted to
$18,714
(
September 30, 2018 -
$37,206
), which was approved by the Board of Directors and paid out during the period.

For the
three
months ended
September 30, 2019
a distribution of
$nil
(
September 30, 2018 -
$0.125
) per common share grant was declared by Just Energy. This distribution amounted to
$nil
(
September 30, 2018 -
$443
) which was approved by the Board of Directors and distributed during the period. In the second
quarter of fiscal
2020,
the Company made the decision to suspend its dividend on common shares, which impacted the dividend on common shares for share grants. For the six
months ended
September 30, 2019,
distributions of
$0.125
(
September 30, 2018 -
$0.25
) per common share for share grants were declared by Just Energy. These distributions amounted to
$23
(
September 30, 2018 -
$968
), which were paid in accordance with the terms of the Canadian and U.S. plans during the period.

For the
three
months ended
September 30, 2019,
a dividend of
US$0.53125
(
September 30, 2018 -
US$0.53125
) per preferred share was declared by Just Energy. This dividend amounted to
$3,289
(
September 30, 2018 -
$3,230
), which was approved by the Board of Directors and paid out during the period. For the six
months ended
September 30, 2019,
dividends of
US$1.0625
(
September 30, 2018 -
US$1.0625
) per preferred share were declared and paid by Just Energy. This amounted to
$6,622
(
September 30, 2018 -
$6,418
), which was approved by the Board of Directors and paid out during the period.